Fee-based Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Fee-based Revenue from Contracts with Customers	FEE-BASED REVENUE FROM CONTRACTS WITH CUSTOMERS
A subset of our noninterest income relates to certain fee-based revenue within the scope of ASC Topic 606 - Revenue from Contracts with Customers (Topic 606). The objective of the standard is to clarify the principles for recognizing revenue from contracts with customers across all industries and to develop a common revenue standard under GAAP. The standard requires the application of a five-step recognition model to contracts, allocating the amount of consideration we expect to be entitled to across distinct promises in the contract, called performance obligations, and recognizing revenue when or as those services are transferred to the customer.
Fee-based revenue within the scope of Topic 606 is recognized within three of our reportable business segments, Retail Banking, Corporate & Institutional Banking and Asset Management Group. Topic 606 also excludes interest income, income from lease contracts, fair value gains from financial instruments (including derivatives), income from mortgage servicing rights and guarantee products, letter of credit fees, non-refundable fees associated with acquiring or originating a loan and gains from the sale of financial assets.
The following tables present noninterest income within the scope of Topic 606 disaggregated by segment. A description of the fee-based revenue and how it is recognized for each segment’s principal services and products follows each table.
Retail Banking
Table 101: Retail Banking Noninterest Income Disaggregation

	Year ended December 31
In millions	2019	2018
Product
Deposit account fees	$642	$618
Debit card fees	535	505
Brokerage fees	356	350
Merchant services	216	212
Net credit card fees (a)	186	189
Other	255	284
Total in-scope noninterest income by product	$2,190	$2,158
Reconciliation to total Retail Banking noninterest income
Total in-scope noninterest income	$2,190	$2,158
Total out-of-scope noninterest income (b)	458	473
Total Retail Banking noninterest income	$2,648	$2,631

(a)
Net credit card fees consists of interchange fees of $498 million and $452 million and credit card reward costs of $312 million and $263 million for the years ended December 31, 2019 and 2018, respectively.

(b)	Out-of-scope noninterest income includes revenue streams that fall under the scope of other accounting and disclosure requirements outside of Topic 606.

Deposit Account Fees
Retail Banking provides demand deposit, money market and savings account products for consumer and small business customers. Services include online and branch banking, overdraft and wire transfer services, imaging services and cash alternative services, such as money orders and cashier's checks. We recognize fee income at the time these services are performed for the customer.
Debit Card and Net Credit Card Fees
As an issuing bank, Retail Banking earns interchange fee revenue from debit and credit card transactions. By offering card products, we maintain and administer card-related services, such as credit card reward programs, account data and statement information, card activation, card renewals, and card suspension and blockage. Interchange fees are earned when cardholders make purchases and are presented in Table 101 net of credit card reward costs.
Brokerage Fees
Retail Banking earns fee revenue by providing its customers a wide range of investment options through its brokerage services including mutual funds, annuities, stocks, bonds, long-term care and insurance products, and managed accounts. We earn fee revenue for transaction-based brokerage services, such as the execution of market trades, once the transaction has been completed as of the trade date. In other cases, such as investment management services, we earn fee revenue over the term of the customer contract.
Merchant Services
Retail Banking earns fee revenue for debit and credit card processing services. We provide these services to merchant businesses including point-of-sale payment acceptance capabilities and customized payment processing built around the merchant’s specific requirements. We earn fee revenue as the merchant's customers make purchases.

Other
Other noninterest income primarily includes ATM fees earned from our customers and non-PNC customers. These fees are recognized as transactions occur.
Table 102: Corporate & Institutional Banking Noninterest Income Disaggregation

	Year ended December 31
In millions	2019	2018
Product
Treasury management fees	$840	$776
Capital markets fees	547	510
Commercial mortgage banking activities	102	87
Other	77	81
Total in-scope noninterest income by product	$1,566	$1,454
Reconciliation to total Corporate & Institutional Banking noninterest income
Total in-scope noninterest income	$1,566	$1,454
Total out-of-scope noninterest income (a)	971	952
Total Corporate & Institutional Banking noninterest income	$2,537	$2,406

(a)	Out-of-scope noninterest income includes revenue streams that fall under the scope of other accounting and disclosure requirements outside of Topic 606.
Treasury Management Fees
Corporate & Institutional Banking provides corporations with cash and investment management services, receivables and disbursement management services, funds transfer services and access to online/mobile information management and reporting services. Treasury management fees are recognized over time as we perform these services.
Capital Markets Fees
Capital markets fees include securities underwriting fees, merger and acquisition advisory fees and other advisory related fees. We recognize these fees when the related transaction closes.
Commercial Mortgage Banking Activities
Commercial mortgage banking activities include servicing responsibilities where we do not own the servicing rights. Servicing responsibilities typically consist of collecting and remitting monthly borrower principal and interest payments, maintaining escrow deposits, performing loss mitigation and foreclosure activities, and, in certain instances, funding of servicing advances. We recognize servicing fees over time as we perform these activities.
Other
Other noninterest income within Corporate & Institutional Banking primarily comprised fees from collateral management and asset management services. We earn these fees over time as we perform these services.
Table 103: Asset Management Group Noninterest Income Disaggregation

	Year ended December 31
In millions	2019	2018
Customer Type
Personal	$620	$611
Institutional	242	272
Total in-scope noninterest income by customer type	$862	$883
Reconciliation to Asset Management Group noninterest income
Total in-scope noninterest income	$862	$883
Total out-of-scope noninterest income (a)	129	9
Total Asset Management Group noninterest income	$991	$892

(a)	Out-of-scope noninterest income includes revenue streams that fall under the scope of other accounting and disclosure requirements outside of Topic 606.
Asset Management Services
Asset Management Group provides both personal wealth and institutional asset management services including investment management, custody services, retirement planning, family planning, trust management and retirement administration services. We recognize fee revenue over the term of the customer contract based on the value of assets under management at a point in time.